INVESTMENTS IN UNDERLYING FUNDS - FINANCIAL INFORMATION OF UNDERLYING AND PORTFOLIO FUNDS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Financial information for each of the portfolio funds
Total Assets	$ 117,850,930	$ 164,079,992
Total Liabilities	2,912,636	3,298,260
Total Capital	114,938,294	160,781,732
NET INCOME (LOSS)	$ (8,652,706)	$ (15,751,696)	$ 28,116,068
Number of investments with aggregate fair value exceeding fund member capital threshold | item	0	0
Maximum
Financial information for each of the portfolio funds
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Portfolio Funds and Underlying Funds
Financial information for each of the portfolio funds
Income (Loss)		$ 27,262,019
Commissions		(1,134,877)
Expenses		(35,860,758)
NET INCOME (LOSS)		(9,733,616)
Underlying Funds
Financial information for each of the portfolio funds
Total Assets	$ 69,530,678	86,891,102
Total Liabilities	698,815	3,238,602
Total Capital	68,831,863	83,652,500
Income (Loss)	(2,425,854)
Expenses	(1,837,559)
NET INCOME (LOSS)	(4,263,413)
Blakeney
Financial information for each of the portfolio funds
Total Assets	12,939,371	20,631,073
Total Liabilities	141,001	421,747
Total Capital	12,798,370	20,209,326
Income (Loss)	285,631	(246,302)
Expenses	(301,619)	(224,457)
NET INCOME (LOSS)	(15,988)	(470,759)
Campbell
Financial information for each of the portfolio funds
Total Assets	10,859,354	21,212,903
Total Liabilities	130,341	1,331,203
Total Capital	10,729,013	19,881,700
Income (Loss)	(2,865,772)	(1,355,182)
Expenses	(271,928)	(236,523)
NET INCOME (LOSS)	(3,137,700)	(1,591,705)
Carlisle
Financial information for each of the portfolio funds
Total Assets		6,488,042
Total Liabilities		83,221
Total Capital		6,404,821
Income (Loss)	776,008	(1,152,742)
Expenses	(115,102)	(152,437)
NET INCOME (LOSS)	660,906	(1,305,179)
CCP Core Macro
Financial information for each of the portfolio funds
Total Assets	11,744,051	9,321,267
Total Liabilities	98,433	74,078
Total Capital	11,645,618	9,247,189
Income (Loss)	111,541	(1,757,466)
Expenses	(529,943)	(145,345)
NET INCOME (LOSS)	(418,402)	(1,902,811)
Century CAT
Financial information for each of the portfolio funds
Total Assets	14,247,902
Total Liabilities	75,923
Total Capital	14,171,979
Income (Loss)	(2,697,621)
Expenses	(182,029)
NET INCOME (LOSS)	(2,879,650)
Quantica MF
Financial information for each of the portfolio funds
Total Assets	10,069,651	17,560,913
Total Liabilities	127,622	444,542
Total Capital	9,942,029	17,116,371
Income (Loss)	1,731,012	(7,392,755)
Expenses	(220,354)	(230,874)
NET INCOME (LOSS)	1,510,658	(7,623,629)
Silver
Financial information for each of the portfolio funds
Total Assets	9,670,349	11,676,904
Total Liabilities	125,495	883,811
Total Capital	9,544,854	10,793,093
Income (Loss)	233,347	(4,343,455)
Expenses	(216,584)	(206,272)
NET INCOME (LOSS)	$ 16,763	(4,549,727)
Portfolio Funds
Financial information for each of the portfolio funds
Income (Loss)			262,007,681
Commissions			(3,821,171)
Expenses			(84,962,713)
NET INCOME (LOSS)			173,223,797
Altis
Financial information for each of the portfolio funds
Income (Loss)			(2,692,878)
Commissions			(50,824)
Expenses			(177,341)
NET INCOME (LOSS)			(2,921,043)
Aspect
Financial information for each of the portfolio funds
Income (Loss)		404,556	42,916,804
Commissions		(169,723)	(562,521)
Expenses		(4,910,852)	(9,186,371)
NET INCOME (LOSS)		(4,676,019)	33,167,912
BlueTrend
Financial information for each of the portfolio funds
Income (Loss)		9,245,595	10,068,569
Commissions		(170,694)	(530,630)
Expenses		(2,259,861)	(3,183,394)
NET INCOME (LOSS)		6,815,040	6,354,545
John Locke
Financial information for each of the portfolio funds
Income (Loss)		1,864,422	6,683,299
Commissions		(74,165)	(225,361)
Expenses		(506,783)	(1,208,425)
NET INCOME (LOSS)		1,283,474	5,249,513
Lynx
Financial information for each of the portfolio funds
Income (Loss)		2,414,522	14,668,003
Commissions		(79,733)	(218,706)
Expenses		(1,344,163)	(3,616,591)
NET INCOME (LOSS)		990,626	10,832,706
Transtrend
Financial information for each of the portfolio funds
Income (Loss)		1,877,424	16,067,593
Commissions		(177,794)	(573,907)
Expenses		(921,164)	(3,152,986)
NET INCOME (LOSS)		778,466	12,340,700
Tudor
Financial information for each of the portfolio funds
Income (Loss)		1,983,906	4,770,661
Commissions		(127,346)	(476,414)
Expenses		(514,687)	(543,889)
NET INCOME (LOSS)		1,341,873	3,750,358
Winton
Financial information for each of the portfolio funds
Income (Loss)		25,719,496	169,525,630
Commissions		(335,422)	(1,182,808)
Expenses		(24,207,340)	(63,893,716)
NET INCOME (LOSS)		$ 1,176,734	$ 104,449,106